Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Real Estate Owned [Text Block]
Other Real Estate Owned

There were 11 properties valued at $1.5 million in other real estate owned at December 31, 2011 and nine properties valued at $1.6 million at December 31, 2010, which were included in Other assets. There was an allowance for losses on other real estate owned of $91 thousand and $47 thousand which have been netted out of the foregoing values at December 31, 2011 and 2010, respectively, and have been charged to earnings in Other expenses on the statement of income in the applicable period.